Provision for Decommissioning Costs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Risk-adjusted discount rate		7.42%	5.11%
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Adjustment to provision	$ 4,166	$ (564)	$ 4,166